CLIFFORD CHANCE US LLP 31 West 52nd Street New York, NY 10019-6131 Tel +1 212 878 8000 Fax +1 212 878 8375 www.cliffordchance.com

VIA EDGAR

U.S. Securities and Exchange Commission	December 23, 2015

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0404

Re: NorthStar Real Estate Capital Income Fund (the “Trust”) (File Nos. 333-207678; 811-23109)

Dear Sir or Madam:

On behalf of the Trust, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 relating to the Trust’s initial issuance of common shares of beneficial interest, par value $0.001 per share (the “Registration Statement”).

The Registration Statement is being filed for the purposes of (i) responding to comments received by the staff of the Securities and Exchange Commission (the “SEC”) by letter dated November 27, 2015 in connection with the Trust’s initial filing of a registration statement on Form N-2 on October 29, 2015; (ii) including two additional classes of common shares of beneficial interest to the Registration Statement, both of which have identical rights with respect to voting, distribution of assets and the payment of dividends to the original class of shares and are intended solely to clarify for potential investors the different sales loads that may be charged for an investment in the Trust, depending on the nature of the investor involved; (iii) changing the Trust’s name to “NorthStar Real Estate Capital Income Fund;” and (iv) revising the Registration Statement to update other disclosure.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained by the Trust.

It is expected that the Trust will file additional pre-effective amendments responding to any additional comments the SEC may have and registering additional shares promptly after the resolution of any comments, along with a request of acceleration of effectiveness of the Registration Statement.

CLIFFORD CHANCE US LLP

If you have any questions concerning the foregoing, please call Clifford R. Cone at (212) 878-3180, Jefferey D. LeMaster at (212) 878-3206 or the undersigned at (212) 878-3066.

Best Regards,

/s/ Matthew A. Babinsky

Matthew A. Babinsky

cc:	Clifford R. Cone
Jefferey D. LeMaster

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